Financial Instrument Risk Management	6 Months Ended
Jun. 30, 2022
Financial Instrument Risk Management [Abstract]
FINANCIAL INSTRUMENT RISK MANAGEMENT

15. FINANCIAL INSTRUMENT RISK MANAGEMENT

Basis of Fair Value

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

●	Level 3 — Inputs that are not based on observable market data.

The Company’s financial instruments consist of cash, trade and other receivables, accounts payable and accrued liabilities, lease liabilities, convertible debentures, and loans payable. With the exception of convertible debentures and loans payable, the carrying value of the Company’s financial instruments approximate their fair values due to their short-term maturities. The fair value of convertible debentures and notes payable approximate their carrying value, excluding discounts, due to minimal changes in interest rates and the Company’s credit risk since issuance of the instruments.

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures.

Credit Risk

The Company’s principal financial assets are cash and trade receivables. The Company’s credit risk is primarily concentrated in its cash which is held with institutions with a high credit worthiness. The Company carries cash balances at US financial institutions more than the federally insured limit of $250,000 per institution and German €100,000 limit per institution. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

The Company mitigates its credit risk on receivables by actively managing and monitoring its receivables. The Company has been determined that no credit loss provision is required, as all amounts outstanding are considered collectible. During the six months ended June 30, 2022, the Company incurred $470 in bad debt expense (2021 - $0). The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. As at June 30, 2022, the Company had an unrestricted cash balance of $26,006,609 to settle current liabilities of $2,473,562.

Historically, the Company’s primary source of funding has been the issuance of equity securities for cash, primarily through the issuance of ordinary shares and credit facility borrowings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to equity or debt financing.

The following is an analysis of the contractual maturities of the Company’s financial liabilities as at June 30, 2022:

	Within	Between one and	More than
	one year	five years	five years
Accounts payable and accrued liabilities	$1,310,628	$-	$-
Accounts payable - related party	44,447	-	-
Convertible debt - related party	72,930	-	-
Silent partnerships	930,888	894,832	-
Lease liabilities	114,669	375,494	99,654
	$2,473,562	$1,270,326	$99,654

Foreign Exchange Risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate between three to twelve months estimated operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which we also expect to be the currency of the Company’s largest cash outlays over the next twenty-four months.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as its financial liabilities carry interest at fixed rates.

Capital Management

In the management of capital, the Company includes components of stockholders’ equity. The Company aims to manage its capital resources to ensure financial strength and to maximize its financial flexibility by maintaining strong liquidity and by utilizing alternative sources of capital including equity, debt and bank loans or lines of credit to fund continued growth. The Company sets the amount of capital in proportion to risk and based on the availability of funding sources. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. As a young growth company, issuance of equity has been the primary source of capital to date. Additional debt and/or equity financing may be pursued in future as deemed appropriate to balance debt and equity. To maintain or adjust the capital structure, the Company may issue new shares, take on additional debt or sell assets to reduce debt.